Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,988,476	$ 4,227,397
Write-down of assets	(6,298)	(1,528)
Ending balance	4,088,202	3,988,476
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	144,270	142,497
Ending balance	183,733	144,270
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,103,270	745,590
Ending balance	1,294,805	1,103,270
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,361	52,088
Ending balance	83,078	109,361
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,538,116	3,200,191
Ending balance	2,429,879	2,538,116
Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93,459	87,031
Ending balance	96,707	93,459
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,680,987	6,347,014
Additions/transfers	195,230	327,313
IFRS 16 transition adjustment	9,379
Proceeds on pre-commercial production sales, net	(12,159)	(6,472)
Commercial production transfers	0	7,015
(Impairment) reversal (note 32)	(3,578)
Write-down of assets	(1,995)
Other movements/transfers	883	14,566
Transfer to assets held for sale	(11,690)
Disposals	(7,635)	(8,449)
Ending balance	6,849,422	6,680,987
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	192,244	185,923
Additions/transfers	17,379	6,203
IFRS 16 transition adjustment	7,555
Proceeds on pre-commercial production sales, net	0	0
Commercial production transfers	27,070	387
(Impairment) reversal (note 32)	0
Write-down of assets	0
Other movements/transfers	(1,715)	(240)
Transfer to assets held for sale	0
Disposals	(22)	(29)
Ending balance	242,511	192,244
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,112,033	1,531,640
Additions/transfers	85,929	119,712
IFRS 16 transition adjustment	1,734
Proceeds on pre-commercial production sales, net	0	(2,906)
Commercial production transfers	92,791	458,976
(Impairment) reversal (note 32)	11,690
Write-down of assets	(1,979)
Other movements/transfers	33,335	13,011
Transfer to assets held for sale	(11,690)
Disposals	(4,455)	(8,400)
Ending balance	2,319,388	2,112,033
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	114,094	56,821
Additions/transfers	19,735	1,646
IFRS 16 transition adjustment	90
Proceeds on pre-commercial production sales, net	0	0
Commercial production transfers	0	53,858
(Impairment) reversal (note 32)	(15,268)
Write-down of assets	0
Other movements/transfers	(30,103)	1,769
Transfer to assets held for sale	0
Disposals	(737)	0
Ending balance	87,811	114,094
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,169,157	4,485,599
Additions/transfers	68,794	193,550
IFRS 16 transition adjustment	0
Proceeds on pre-commercial production sales, net	(12,159)	(3,566)
Commercial production transfers	(119,861)	(506,206)
(Impairment) reversal (note 32)	0
Write-down of assets	0
Other movements/transfers	(505)	(200)
Transfer to assets held for sale	0
Disposals	(2,421)	(20)
Ending balance	4,103,005	4,169,157
Cost | Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93,459	87,031
Additions/transfers	3,393	6,202
IFRS 16 transition adjustment	0
Proceeds on pre-commercial production sales, net	0	0
Commercial production transfers	0	0
(Impairment) reversal (note 32)	0
Write-down of assets	(16)
Other movements/transfers	(129)	226
Transfer to assets held for sale	0
Disposals	0	0
Ending balance	96,707	93,459
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,692,511)	(2,119,617)
Commercial production transfers		(13,288)
(Impairment) reversal (note 32)	100,492	(447,808)
Other movements/transfers	(1,042)	(16,891)
Disposals	2,065	641
Depreciation for the year	(170,224)	(95,548)
Ending balance	(2,761,220)	(2,692,511)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(47,974)	(43,426)
Commercial production transfers		0
(Impairment) reversal (note 32)	0	(363)
Other movements/transfers	(206)	(1,060)
Disposals	7	0
Depreciation for the year	(10,605)	(3,125)
Ending balance	(58,778)	(47,974)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,008,763)	(786,050)
Commercial production transfers		(13,288)
(Impairment) reversal (note 32)	90,825	(105,932)
Other movements/transfers	(1,049)	(15,485)
Disposals	2,058	641
Depreciation for the year	(107,654)	(88,649)
Ending balance	(1,024,583)	(1,008,763)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,733)	(4,733)
Commercial production transfers		0
(Impairment) reversal (note 32)	0	0
Other movements/transfers	0	0
Disposals	0	0
Depreciation for the year	0	0
Ending balance	(4,733)	(4,733)
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,631,041)	(1,285,408)
Commercial production transfers		0
(Impairment) reversal (note 32)	9,667	(341,513)
Other movements/transfers	213	(346)
Disposals	0	0
Depreciation for the year	(51,965)	(3,774)
Ending balance	(1,673,126)	(1,631,041)
Accumulated depreciation | Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Commercial production transfers		0
(Impairment) reversal (note 32)	0	0
Other movements/transfers	0	0
Disposals	0	0
Depreciation for the year	0	0
Ending balance	$ 0	$ 0